Investments (Short-term Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Short-term Investments [Line Items]
Original cost	$ 32,541	$ 67,005
Gross unrealized gains	60	1,759
Gross unrealized losses	(53)	(10,028)
Provision for decline in value	0	0
Fair value	32,548	58,736
Impairment loss on short-term investments	11,166	0	$ 0
Trading securities [Member]
Schedule of Short-term Investments [Line Items]
Original cost	173	253
Gross unrealized gains	60	92
Gross unrealized losses	(53)	(172)
Provision for decline in value	0	0
Fair value	180	173
Listed equity securities [Member]
Schedule of Short-term Investments [Line Items]
Original cost		51,747
Gross unrealized gains		1,667
Gross unrealized losses		(9,856)
Provision for decline in value		0
Fair value		43,558
Bank financial products [Member]
Schedule of Short-term Investments [Line Items]
Original cost	31,868	14,505
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Provision for decline in value	0	0
Fair value	31,868	14,505
Others [Member]
Schedule of Short-term Investments [Line Items]
Original cost	500	500
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Provision for decline in value	0	0
Fair value	$ 500	$ 500